Fair Value Measurements	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurements
(13)	Fair Value Measurements

Securities available for sale measured at fair value on a recurring basis at December 31, 2016 are summarized below (in thousands):

	Fair Value	Level1	Level2	Level3
At December 31, 2016:
Federal Home Loan Bank obligations	$3,002	—	3,002	—
U.S. Government enterprise and agency obligations	15,253	—	15,253	—
Mortgage-backed securities	91,413	—	91,413	—

Total	$109,668	—	109,668	—

	Fair Value	Level1	Level2	Level3
At December 31, 2015:
Federal Home Loan Bank obligations	15,074	—	15,074	—
U.S. Government enterprise and agency obligations	14,007	—	14,007	—
Mortgage-backed securities	36,863	—	36,863	—

Total	$65,944	—	65,944	—

During the year ended December 31, 2016, no securities were transferred in or out of Level 1, Level 2, or Level 3.

Other real estate owned which is measured at fair value on a nonrecurring basis is summarized below (in thousands):

	Fair Value	Level 1	Level 2	Level 3	Total Losses	Losses Recorded During the Year
At December 31, 2016:
Other real estate owned	$32	—	—	32	—	—

At December 31, 2015:
Other real estate owned	$32	—	—	32	—	—

Impaired collateral-dependent loans are carried at the lower of carrying value or fair value. Those impaired collateral-dependent loans which are measured at fair value or a nonrecurring basis are as follows (in thousands):

	Fair Value	Level 1	Level 2	Level 3	Total Losses	Losses Recorded During the Year
At December 31, 2016:
Commercial and Multifamily	$587	—	—	$587	718	73
Commercial	427	—	—	427	72	—

Total	$1,014	—	—	$1,014	790	—

At December 31, 2015:
Commercial and Multifamily	450	—	—	450	645	—
Commercial	452	—	—	452	72	—

Total	$902	—	—	902	717	—

Acquired assets, assumed liabilities and stockholders’ equity exchanged measured at fair value on an on recurring bases are as follows (in thousands):

	For the Year Ended December 31, 2016					Losses Recorded
	Fair Value	Level 1	Level 2	Level 3	Total Losses	During the Year
Securities available for sale	$16,179	—	16,179	—	—	—

Loans, net of discount	$236,696	—	—	236,696	—	—

Premises and equipment	$9,329	—	—	9,329	—	—

Federal Home Loan Bank Stock	$259	—	—	259	—	—

Deferred income taxes	$(469)	—	—	(469)	—	—

Goodwill	$10,726	—	—	10,726	—	—

Core deposit intangible	$1,642	—	—	1,642	—	—

Accrued interest	$609	—	—	609	—	—

Other assets	$88	—	—	88	—	—

Deposits	$286,572	—	—	286,572	—	—

Other borrowings	$5,017	—	—	5,017	—	—

Other liabilities	$3,418	—	—	3,418	—	—

	For the Year Ended December 31, 2015					Losses Recorded
	Fair Value	Level 1	Level 2	Level 3	Total Losses	During the Year
Securities available for sale	$44,372	—	44,372	—	—	—

Loans, net of discount	$179,408	—	—	179,408	—	—

Premises and equipment	$8,727	—	—	8,727	—	—

Federal Home Loan Bank Stock	$1,540	—	—	1,540	—	—

Cash surrender value of bank owned life insurance	$4,585	—	—	4,585	—	—

Deferred income taxes	$2,095	—	—	2,095	—	—

Goodwill	$9,500	—	—	9,500	—	—

Core deposit intangible	$655	—	—	655	—	—

Accrued interest	$685	—	—	685	—	—

Other assets	$130	—	—	130	—	—

Deposits	$225,927	—	—	225,927	—	—

FHLB Advances	$31,480	—	—	31,480	—	—

Other borrowings	$3,285	—	—	3,285	—	—

Other liabilities	$729	—	—	729	—	—

Preferred Stock	$5,700	—	—	5,700	—	—